Summary of Significant Accounting Policies - Disaggregation of revenue by sales channel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total net sales	$ 233,101	$ 163,909	$ 82,128
Direct to Consumer
Disaggregation of Revenue [Line Items]
Total net sales	165,299	137,724	73,590
Wholesale
Disaggregation of Revenue [Line Items]
Total net sales	55,761	23,351	7,717
Outpost
Disaggregation of Revenue [Line Items]
Total net sales	$ 12,041	$ 2,834	$ 821